Derivative financial instruments - Disclosure of outstanding foreign currency collars (Details) - Foreign currency collars $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / € € / $
Canadian dollar
Disclosure of detailed information about hedges [line items]
Notional amount | $	$ 90,000
Canadian dollar | Written put options
Disclosure of detailed information about hedges [line items]
Weighted average put strike price forward exchange rate | $ / €	1.33
Canadian dollar | Purchased call options
Disclosure of detailed information about hedges [line items]
Weighted average call strike price forward exchange rate | $ / €	1.56
Euro
Disclosure of detailed information about hedges [line items]
Notional amount | $	$ 72,000
Euro | Written put options
Disclosure of detailed information about hedges [line items]
Weighted average put strike price forward exchange rate | € / $	1.10
Euro | Purchased call options
Disclosure of detailed information about hedges [line items]
Weighted average call strike price forward exchange rate | € / $	0.99